Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0000842180
Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Registration File Number	333-289121
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES